Impairment Charges / (Reversals) - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges on financial assets, excluding receivables	€ 39	€ 11	€ 204
Impairment reversals on financial assets, excluding receivables	(19)	(42)	(28)
Impairment charges and reversals on non-financial assets and receivables	48	48	107
Total	€ 68	€ 16	€ 284

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.